Business Segments and Enterprise-Wide Information (Schedule of Revenue Allocated To Geographic Locations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 2,202,043	$ 1,845,371	$ 1,436,421
Long-Lived Assets	1,006,219	815,847	794,317
U.S. [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	2,157,102	1,802,350	1,395,821
Long-Lived Assets	975,335	798,840	775,208
All other [Mebmer]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	44,941	43,021	40,600
Long-Lived Assets	$ 30,884	$ 17,007	$ 19,109